PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 284	$ 463	$ 448
Provision for impairment of property and equipment		716	$ 294
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	300	500
Provision for impairment of property and equipment	$ 200	$ 1,000